COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the liability for product warranties
Balance, beginning of year	$ 8,159	$ 7,561
Provisions	3,351	4,431
Expenditures	(3,596)	(3,833)
Balance, end of year	7,914	8,159
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Changes in the liability for product warranties
Balance, beginning of year	8,159	7,637
Balance, end of year		8,159
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Changes in the liability for product warranties
Balance, beginning of year	(76)
Balance, end of year	$ 0	$ (76)